Income Taxes - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2019 CAD ($)
Canada Revenue Agency Reassessment [member] | Two thousand eleven to two thousand thirteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA	$ 553